Annual Total Returns (Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares Institutional) (Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares)	12 Months Ended
Aug. 31, 2014
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Annual Total Return
2013	33.41%
2012	17.83%